Employee Benefit Plan - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan matching contributions			$ 0.1		$ 0.1	$ 0.1
Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan matching contributions	$ 0.1	$ 0.1		$ 0.1